Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Jan. 31, 2018
Condensed Balance Sheets
Common shares subject to possible redemption (in shares)	22,509,588	22,552,141	22,831,030	22,831,030	22,831,030
Common shares subject to possible redemption value (in dollars per share)	$ 10.36	$ 10.36	$ 10.10
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	7,130,412	7,087,859	6,808,970
Common stock, shares outstanding	7,130,412	7,087,859	6,808,970